Basis of Presentation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Presentation

Note 2:    Basis of Presentation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The unaudited financial information included herein has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”). All significant intercompany balances and transactions between Redbox and its wholly owned subsidiaries have been eliminated in consolidation in the periods presented as discussed below.

The accompanying unaudited condensed consolidated interim financial statements reflect all adjustments, consisting of normal recurring adjustments, that are, in the opinion of management, necessary for a fair presentation of the results for the interim periods presented in accordance with U.S. GAAP. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been omitted pursuant to such rules and regulations. As such, the information included herein should be read in conjunction with the consolidated financial statements and accompanying notes included in the consolidated audited financial statements as of and for the year ended December 31, 2020, included elsewhere in this prospectus.

Amounts Due From/To Related Parties

Any transactions between Redbox and its owners, employees or non-employee directors or Redbox and Coinstar are considered related party transactions, and any transactions between Redbox and New Outerwall and its affiliates are settled in cash pursuant to commercial services agreements.

With respect to income taxes for all periods presented, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operated as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the unaudited Condensed Consolidated Balance Sheets. The Company remits cash to Aspen or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer.

Use of Estimates in Financial Reporting

The Company’s consolidated financial statements are prepared in conformity with U.S. GAAP which requires management to make estimates and assumptions that affect the reported amounts in its consolidated financial statements and notes thereto. These estimates and assumptions take into account historical and forward-looking factors that the Company believes are reasonable, including but not limited to the potential impacts arising from COVID-19, and policies and initiatives aimed at reducing its transmission. As the extent and duration of the impacts from COVID-19 remain unclear, the Company’s estimates and assumptions may evolve as conditions change. The most significant estimates and assumptions include the:

●	rate at which the economic benefit of the content library is consumed through rental activity;
●	useful lives and recoverability of goodwill, definite-lived intangible assets, equipment and other long-lived assets;
●	recognition and measurement of deferred income taxes (including the measurement of uncertain tax positions); and
●	recognition and measurement of purchase price allocations for business combinations.

It is reasonably possible that the estimates the Company makes may change in the future and could have a material effect on its consolidated financial statements.

Summary of Significant Accounting Policies

Revenue Recognition

The Company recognizes revenue, net of sales tax, when it satisfies its performance obligations by transferring control of promised goods or services to its customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Revenue from movie rentals is recognized for the period that the movie is rented and is recorded net of promotional discounts offered to the Company’s consumers, uncollected amounts and refunds that it grants to its customers. Revenue from a direct sale out of the kiosk of previously rented movies is recognized at the time of sale. Revenue from On Demand rentals or purchases is also recognized at the time of sale. On rental transactions for which the related movie has not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the balance sheet, net of a reserve for potentially uncollectable amounts that is considered a reduction from gross revenue as collectability is not reasonably assured.

A significant portion of the Company’s Legacy Business rental revenue is concentrated in kiosks installed with certain retail partners. Revenue aggregated at the following retailers accounted for 10% or more of the Company’s net revenue for the periods presented:

	Nine Months Ended September 30,
	2021	2020
Wal-Mart Stores Inc.	13.0%	14.2%
Walgreen Co.	12.2%	15.0%

Promotional Codes and Gift Cards

The Company offers its consumers the option to purchase stored value products in the form of bulk promotional codes and electronic gift cards. There are no expiration dates on these products and the Company does not charge service fees that cause a decrement to customer balances in the case of gift cards. Cash receipts from the sale of promotional codes and gift cards are recorded as deferred revenue in Accrued and other current liabilities and recognized as revenue upon redemption. Additionally, the Company recognizes revenue from non-redeemed or partially redeemed promotional codes and gift cards in proportion to the historical redemption patterns, referred to as “breakage.” Estimated breakage revenue is recognized over time in proportion to actual promotional code and gift card redemptions and is not material in any period presented.

As of September 30, 2021 and December 31, 2020, $7.4 million and $7.0 million, respectively, were deferred related to purchased but unredeemed promotional codes and gift cards and are included in Accrued and other current liabilities in the accompanying unaudited Condensed Consolidated Balance Sheets.

Loyalty Program

In January 2018, the Company launched Redbox Perks. Redbox Perks allows members to earn points based on transactional and non-transactional activities with Redbox. As customers accumulate points, the Company defers revenue based on its estimate of both the amount of consideration paid by Perks members to earn awards and the value of the eventual award it expects the members to redeem. The Company defers an appropriate amount of revenue so as to properly recognize revenue from Perks members in relation to the benefits of the program. The Company also estimates the quantity of points that will not be redeemed by Perks members (“breakage”). Breakage reduces the amount of revenue deferred from loyalty points over the period of, and in proportion to, the actual redemptions of loyalty points based on observed historical breakage and consumer rental patterns.

As of September 30, 2021 and December 31, 2020, $2.0 million and $2.8 million, respectively, of revenue was deferred related to Perks and is included in Accrued and other current liabilities in the accompanying unaudited Condensed Consolidated Balance Sheets.

Product Cost

Product cost primarily represents the amortization of the Company’s physical content library and digital revenue sharing costs. Amortization of the content library is calculated using rental decay curves based on historical performance of movies over their useful lives to allocate content library costs to the periods over which the related revenue are earned. Given the steepness of the rental decay curve, amortization of the content library is recorded on an accelerated basis with substantially all of the content library cost recognized within the first year. The rental decay curves and salvage value of the Company’s content library are periodically reviewed and evaluated.

For movies acquired through the Company's Redbox Entertainment label, costs include (1) the costs to acquire content, (2) manufacturing costs and (3) supply chain costs. These costs are capitalized as they are incurred and amortized in proportion to the current year's revenue as a percentage of management's estimate of total ultimate revenue, not to exceed the life of the acquired rights. Ultimate revenue estimates are periodically reviewed and adjustments, if any, will result in changes to amortization rates.

Advertising Costs

Advertising costs, which are included as a component of marketing expenses, include media expenses for local advertising, internet advertising, and sponsorship fees. The costs were $1.4 million and $4.6 million for the nine months ended September 30, 2021 and 2020, respectively.

Share Based Compensation

The Company grants share-based awards to select employees of the Company, consisting of restricted stock and performance stock units. Compensation expense is generally recognized for restricted stock units on a graded-vesting basis over the vesting period, which is generally five years. Compensation expense is generally recognized for performance stock units over the related vesting periods based on the grant-date fair value of the award when it becomes probable that the minimum return on Invested Capital (as defined under the plans) by Apollo will be satisfied. Award forfeitures are recognized at the time of occurrence. All awards granted are equity classified awards.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of deposit accounts. The Company’s cash balances with financial institutions may exceed the deposit insurance limits. The Company does not include outstanding amounts due from its payment card service providers for billed transactions in its cash balances, rather they are included in accounts receivable.

Restricted Cash

Restricted cash balances are cash balances established to secure the Company’s letter of credit requirement to support its insurance obligations and is presented as a short-term asset. See also Note 6: Debt.

Content Library

Content library is comprised of movies available for rent or purchase through the Company’s kiosks as well as movies acquired through the Company’s Redbox Entertainment label.

For movies available for rent or purchase through the Company’s kiosks, movie content is obtained primarily through revenue sharing agreements and license agreements with studios, as well as through distributors and other suppliers. The cost of content mainly includes (1) the costs paid to studios and other vendors to acquire content including revenue share as applicable, (2) costs incurred to label, sort, and ship content to the Company’s kiosks for merchandising, (3) costs incurred to destroy content after use if required under contractual arrangements with studios and (4) indirect taxes, if applicable. For content that the Company expects to sell, management determines an estimated salvage value. Content salvage values are estimated based on the historical sales activity. The cost of each title is capitalized and amortized to its estimated salvage value using rental decay curves as discussed above under Product Cost.

For movies acquired through the Company’s Redbox Entertainment label, costs include (1) the costs to acquire content, (2) manufacturing costs and (3) supply chain costs. These costs are capitalized as they are incurred and amortized in proportion to the current year's revenue as a percentage of management's estimate of total ultimate revenue, not to exceed the life of the acquired rights. Ultimate revenue estimates are periodically reviewed and adjustments, if any, will result in changes to amortization rates.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are generally comprised of insurance-related receivables representing estimated amounts due from the Company’s insurance partners in excess of its deductibles, spare parts that are not separately capitalized for use in the repair and maintenance of its kiosks, the value of cases and labels used to vend and track discs, net of amortization, and various prepayments for operating expenses including software licenses when not determined to be a component of property and equipment.

Accrued and Other Current Liabilities

Accrued and other current liabilities generally consist of estimated total amounts due under contractual revenue-sharing arrangements with the Company’s content providers net of payments made during the respective title’s rental period, employee related liabilities primarily related to compensation, deferred revenue related to stored-value arrangements and the Company’s loyalty program, estimated income taxes payable, sales and rental-related taxes collected from the Company’s consumers on behalf of governmental entities, estimated gross amounts due for insurance claims incurred but not recorded, and various other estimates of amounts due but not invoiced for goods and services from the Company’s operational vendors.

Loss Contingencies

The Company accrues estimated liabilities for loss contingencies arising from claims, assessments, litigation and other sources when it is probable that a liability has been incurred and the amount of the claim assessment or damages can be reasonably estimated. The Company believes it has sufficient accruals to cover any obligations resulting from claims, assessments or litigation that have met these criteria.

Fair Value of Financial Instruments

Certain financial assets and liabilities are required to be carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, which would maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

In evaluating the fair value measurement techniques for recording certain financial assets and liabilities, there is a three-level valuation hierarchy under which financial assets and liabilities are designated. The determination of the applicable level within the hierarchy of a particular financial asset or liability depends on the inputs used in valuation as of the measurement date.

Valuations based on observable or market-based inputs for identical asset or liabilities (Level 1 measurement) are given the highest level of priority, whereas valuations based on unobservable or internally derived inputs (Level 3 measurement) are given the lowest level of priority. The three levels of the fair value hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or market-corroborated inputs; or
●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts for the Company’s cash equivalents approximate fair value because of the short-term nature of these instruments. The fair value of the Company’s long-term debt approximates its carrying amount, which is presented net of unamortized deferred financing costs.

Derivative Instruments

The Company is exposed to certain market risks relating to interest rates. The Company actively monitors and attempts to mitigate but does not eliminate these exposures using derivative instruments including interest rate swaps. The Company does not enter into derivative instruments for speculative or trading purposes. The Company recognizes its derivatives as either assets or liabilities and measure those instruments at estimated fair value. The Company presents its derivative positions gross on its unaudited Condensed Consolidated Balance Sheets. The Company records changes in the fair value of derivatives as a component of interest and other expense, net on its unaudited Condensed Consolidated Statements of Operations.

COVID-19 Pandemic

The Company is continuing to closely monitor the impact of the COVID-19 pandemic and is continually assessing its potential effects on its business and its financial performance as well as the impact of COVID-19 on its customers, employees, and vendors, including retail and studio partners. The Company cannot predict the duration or severity of the COVID-19 pandemic, and cannot reasonably estimate the financial impact that the COVID-19 outbreak will have on its results and significant estimates going forward.

Recent Accounting Pronouncements

Accounting Guidance Recently Adopted:

In August 2018, the FASB issued ASU 2018-05, Intangibles-Goodwill and Other-Internal-Use-Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine whether to capitalize certain implementation costs or expense them as incurred. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company adopted this ASU as of January 1, 2021, which did not have a material impact on its consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (Subtopic 926-20), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, 2019-02 requires that an entity test films and license agreements for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company adopted this ASU as of January 1, 2021, which did not have a material impact on its consolidated financial statements and related disclosures.

Accounting Guidance Not Yet Adopted:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (ASU 2020-04), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuance of LIBOR or another referenced rate. ASU 2020-04 is effective for fiscal years beginning after December 31, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) to simplify the accounting for income taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The guidance also clarifies and simplifies other areas of ASC 740. This standard is effective for private companies for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU requires lessees, among other things, to recognize lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous authoritative guidance. This update also introduces new disclosure requirements for leasing arrangements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326). The ASU provides new guidance regarding measurement and recognition of credit impairment for certain financial assets. Such guidance will impact how the Company determines its allowance for estimated uncollectible receivables. For private companies, the guidance is effective for reporting periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

Note 2:   Basis of Presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. The audited financial information included herein has been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP” or “GAAP”). All significant intercompany balances and transactions between the Company and its wholly owned subsidiaries have been eliminated in consolidation in the periods presented as discussed below. Certain prior period amounts have been reclassified to conform with the current presentation.

Amounts Due From/To Related Parties

Any transactions between Redbox and its owners, employees or non-employee directors or Redbox and Coinstar are considered related party transactions, and any transactions between Redbox and New Outerwall and its affiliates are settled in cash pursuant to commercial services agreements.

With respect to income taxes for all periods presented, while generally the Company is part of a consolidated group for income tax filings, the income tax benefits and provisions, income tax payables, related tax payments and deferred tax balances reported within have been prepared as if the Company operated as a standalone taxpayer. Deferred taxes have been classified as net liabilities in the Consolidated Balance Sheets. The Company remits cash to Aspen Parent or New Outerwall to settle any third-party, tax-related obligations, as determined if the Company operated as a standalone taxpayer.

Use of Estimates in Financial Reporting

The Company prepares its consolidated financial statements in conformity with U.S. GAAP which requires management to make estimates and assumptions that affect the reported amounts in its consolidated financial statements and notes thereto. These estimates and assumptions take into account historical and forward-looking factors that the Company believes are reasonable, including but not limited to the potential impacts arising from COVID-19, and policies and initiatives aimed at reducing its transmission. As the extent and duration of the impacts from COVID-19 remain unclear, the Company’s estimates and assumptions may evolve as conditions change. The most significant estimates and assumptions include the:

●	rate at which the economic benefit of the content library is consumed through rental activity;
●	useful lives and recoverability of goodwill, definite-lived intangible assets, equipment and other long-lived assets;
●	recognition and measurement of deferred income taxes (including the measurement of uncertain tax positions); and

It is reasonably possible that the estimates the Company makes may change in the future and could have a material effect on its consolidated financial statements.

Summary of Significant Accounting Policies

Revenue Recognition

The Company recognizes revenue, net of sales tax, when it satisfies its performance obligations by transferring control of promised goods or services to its customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. Revenue from movie rentals is recognized for the period that the movie is rented and is recorded net of promotional discounts offered to the Company’s consumers, uncollected amounts and refunds that it grants to its customers. Revenue from a direct sale out of the kiosk of previously rented movies is recognized at the time of sale. Revenue from On Demand rentals or purchases is also recognized at the time of sale. On rental transactions for which the related movie has not yet been returned to the kiosk at month-end, revenue is recognized with a corresponding receivable recorded in the balance sheet, net of a reserve for potentially uncollectable amounts that is considered a reduction from gross revenue as collectability is not reasonably assured.

A significant portion of the Company’s Legacy Business rental revenue is concentrated in kiosks installed with certain retail partners. Revenue aggregated at the following retailers accounted for 10% or more of the Company’s net revenue for the periods presented:

	Year Ended
	December 31,
	2020	2019	2018
Walgreen Co.	14.6%	14.7%	15.5%
Wal-Mart Stores Inc.	13.8%	18.3%	18.2%

Promotional Codes and Gift Cards

The Company offers its consumers the option to purchase stored value products in the form of bulk promotional codes and electronic gift cards. There are no expiration dates on these products and the Company does not charge service fees that cause a decrement to customer balances in the case of gift cards. Cash receipts from the sale of promotional codes and gift cards are recorded as deferred revenue in Accrued and other current liabilities and recognized as revenue upon redemption. Additionally, the Company recognizes revenue from non-redeemed or partially redeemed promotional codes and gift cards in proportion to the historical redemption patterns, referred to as “breakage.” Estimated breakage revenue is recognized over time in proportion to actual promotional code and gift card redemptions and is not material in any period presented.

As of December 31, 2020 and December 31, 2019, $7.0 million and $6.8 million, respectively, were deferred related to purchased but unredeemed promotional codes and gift cards and are included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Loyalty Program

In January 2018, the Company launched Redbox Perks. Redbox Perks allows members to earn points based on transactional and non-transactional activities with Redbox. As customers accumulate points, the Company defers revenue based on its estimate of both the amount of consideration paid by Perks members to earn awards and the value of the eventual award it expects the members to redeem. The Company defers an appropriate amount of revenue so as to properly recognize revenue from Perks members in relation to the benefits of the program. The Company also estimates the quantity of points that will not be redeemed by Perks members (“breakage”). Breakage reduces the amount of revenue deferred from loyalty points over the period of, and in proportion to, the actual redemptions of loyalty points based on observed historical breakage and consumer rental patterns.

As of December 31, 2020 and December 31, 2019, $2.8 million and $4.8 million, respectively, of revenue was deferred related to Perks and is included in Accrued and other current liabilities in the accompanying Consolidated Balance Sheets.

Product Cost

Product cost primarily represents the amortization of the Company’s physical content library and digital revenue sharing costs. Amortization of the content library is calculated using rental decay curves based on historical performance of movies and games over their useful lives to allocate content library costs to the periods over which the related revenues are earned. Given the steepness of the rental decay curve, amortization of the content library is recorded on an accelerated basis with substantially all of the content library cost recognized within the first year. The rental decay curves and salvage value of the Company’s content library are periodically reviewed and evaluated.

Advertising Costs

Advertising costs, which are included as a component of marketing expenses, include media expenses for national and local advertising, internet advertising, and sponsorship fees. The costs were $6.3 million, $4.3 million and $11.2 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Related Parties

Amounts received from Coinstar for payment of services rendered under the commercial services agreements are recorded as a reduction of expense. Any such receivables or payables that existed as of the balance sheet date, have been presented as Due from related party and Due to related parties, net balances in the accompanying Consolidated Balance Sheet and Consolidated Statements of Cash Flows. Additionally, Due to related parties, net includes unpaid dividends related to employees and Director stock awards. Right of offset is assumed for balances between Redbox and the same related counter party and, as such, are presented as net receivables or payables based on the net balances due to or from the respective counter parties as of the balance sheet date. Redbox is part of a consolidated filing group; income taxes are paid as a pass thru to either Aspen Parent Inc. or New Outerwall. The Company’s income tax obligations are presented as the amounts that would be owed if the Company had been a standalone taxpayer and are included in Accrued and other current liabilities on the Consolidated Balance Sheet.

Share Based Compensation

The Company grants share-based awards to select employees of the Company, consisting of restricted stock and performance stock units. Compensation expense is generally recognized for restricted stock units on a graded-vesting basis over the vesting period, which is generally five years. Compensation expense is generally recognized for performance stock units over the related vesting periods based on the grant-date fair value of the award when it becomes probable that the minimum return on Invested Capital (as defined under the plans) by Apollo will be satisfied. Award forfeitures are recognized at the time of occurrence. All awards granted are equity classified awards.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents consist of deposit accounts. The Company’s cash balances with financial institutions may exceed the deposit insurance limits. The Company does not include outstanding amounts due from its payment card service providers for billed transactions in its cash balances, rather they are included in accounts receivable.

Restricted Cash

Restricted cash balances are cash balances established to secure the Company’s letter of credit requirement to support its insurance obligations and is presented as a short-term asset. See also Note 6: Debt.

Accounts Receivable

Accounts receivable primarily represents receivables, net of allowances for doubtful accounts, from consumers for outstanding rental transactions and amounts due from the Company’s payment card service providers for billed transactions. The allowance for doubtful accounts primarily reflects management’s best estimate of amounts related to outstanding rental transactions that will not be collected. The Company determines the allowance based on historical experience and other currently available information.

Content Library

Content library consists of movies available for rent or purchase through the Company’s kiosks. The Company obtains its movie content primarily through revenue sharing agreements and license agreements with studios, as well as through distributors and other suppliers. The cost of content mainly includes (1) the costs paid to studios and other vendors to acquire content including revenue share as applicable, (2) costs incurred to label, sort, and ship content to the Company’s kiosks for merchandising, (3) costs incurred to destroy content after use if required under contractual arrangements with studios and (4) indirect taxes, if applicable. For content that the Company expects to sell, management determines an estimated salvage value. Content salvage values are estimated based on the historical sales activity. The cost of each title is capitalized and amortized to its estimated salvage value using rental decay curves as discussed above under Product Cost.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are generally comprised of insurance-related receivables representing estimated amounts due from the Company’s insurance partners in excess of its deductibles, spare parts that are not separately capitalized for use in the repair and maintenance of its kiosks, the value of cases and labels used to vend and track discs, net of amortization, and various prepayments for operating expenses including software licenses when not determined to be a component of property and equipment.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Expenditures that extend the life, increase the capacity, or improve the efficiency of property and equipment are capitalized, while expenditures for repairs and maintenance are expensed as incurred. Depreciation is recognized using the straight-line method over the following approximate useful lives:

Useful Life
Redbox kiosks and components	3 – 5 years
Computers and software	2 – 3 years
Leasehold improvements (shorter of life of asset or remaining lease term)	3 – 6 years
Office furniture and equipment	5 – 7 years
Vehicles	3 – 4 years

Internal-Use Software

The Company capitalizes costs incurred to develop or obtain internal-use software during the application development stage. Capitalization of software development costs occurs after the preliminary project stage is complete, management authorizes the project, and it is probable that the project will be completed and the software will be used for the function intended. The Company expenses costs incurred for training, data conversion, and maintenance, as well as spending in the post-implementation stage. A subsequent addition, modification or upgrade to internal-use software is capitalized only to the extent that it enables the software to perform a task it previously could not perform. The internal-use software is included in computers and software under property and equipment in the Company’s Consolidated Balance Sheets. The Company amortizes internal-use software over its estimated useful life on a straight-line basis.

Intangible Assets Subject to Amortization

The Company’s intangible assets subject to amortization comprise the value of its retailer relationships, the Redbox trade name, its contactable customer list, and developed technology as determined on the date of the Apollo Acquisition. The Company amortizes its intangible assets over their expected useful lives on a straight-line basis as the future pattern of consumption of the economic benefit derived from the identified intangible assets cannot be reliably determined. The Company annually reassess the useful lives of its intangible assets subject to amortization and the methods under which they are amortized. For further information, see Note 4: Goodwill and Other Intangible Assets.

Goodwill

Goodwill represents the excess purchase price of an acquired enterprise or assets over the estimated fair value of identifiable net assets acquired. Goodwill is evaluated for impairment annually during the fourth quarter, or more frequently if an event occurs or circumstances change that could more likely than not reduce the fair value of a reporting unit below its carrying value. As part of the Company’s impairment analysis, fair value of a reporting unit is determined using both the income and market approaches. The income approach requires management to estimate a number of factors for each reporting unit, including projected future operating results, economic projections, anticipated future cash flows and discount rates. For further information, see Note 4: Goodwill and Other Intangible Assets.

Business Combinations

The Company recognizes identifiable assets acquired and liabilities assumed at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess purchase price of an acquired enterprise or assets over the estimated fair value of identifiable net assets acquired. Transaction costs associated with business combinations are expensed as incurred.

Recoverability of Equipment and Other Long-Lived Assets

The Company evaluates the estimated remaining life and recoverability of equipment and other assets, including intangible assets subject to amortization, whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Factors that would indicate potential impairment include, but are not limited to, significant decreases in the market value of the long-lived asset(s), a significant change in the long-lived asset’s use or physical condition, and operating or cash flow losses associated with the use of the long-lived asset. When there is an indication of impairment, the Company prepares an estimate of future undiscounted cash flows expected to result from the use of the asset and its eventual disposition to test recoverability. If the sum of the future undiscounted cash flows is less than the carrying value of the asset, it indicates that the long-lived asset is not recoverable, in which case the Company will then compare the estimated fair value to its carrying value. If the estimated fair value is less than the carrying value of the asset, the Company will recognize the impairment loss and adjust the carrying amount of the asset to its estimated fair value. No impairment losses have been recorded during years ended December 31, 2020, 2019 and 2018, respectively.

Trade Payables

Trade payables are primarily comprised of non-revenue share payments to the Company’s content partners, payments due to its retailer partners, and various other payments due for invoiced goods and services from its operational vendors.

Accrued and Other Current Liabilities

Accrued and other current liabilities generally consist of estimated total amounts due under contractual revenue-sharing arrangements with the Company’s content providers net of payments made during the respective title’s rental period, employee related liabilities primarily related to compensation, deferred revenue related to stored-value arrangements and the Company’s loyalty program, estimated income taxes payable, sales and rental-related taxes collected from the Company’s consumers on behalf of governmental entities, estimated gross amounts due for insurance claims incurred but not recorded, and various other estimates of amounts due but not invoiced for goods and services from the Company’s operational vendors.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, management determines deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, carryback potential if permitted under the tax law, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with ASC 740, Income Taxes, on the basis of a two-step process in which (1) it determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, it will recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying consolidated statements of operations. Accrued interest and penalties are included on the related tax liability line in the consolidated balance sheet.

Loss Contingencies

The Company accrues estimated liabilities for loss contingencies arising from claims, assessments, litigation and other sources when it is probable that a liability has been incurred and the amount of the claim assessment or damages can be reasonably estimated. The Company believes it has sufficient accruals to cover any obligations resulting from claims, assessments or litigation that have met these criteria.

Fair Value of Financial Instruments

Certain financial assets and liabilities are required to be carried at fair value. Fair value is the price that would be received to sell an asset, or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Company utilizes market data or assumptions that it believes market participants would use in pricing the asset or liability, which would maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible, including assumptions about risk and the risks inherent in the inputs to the valuation technique.

In evaluating the fair value measurement techniques for recording certain financial assets and liabilities, there is a three-level valuation hierarchy under which financial assets and liabilities are designated. The determination of the applicable level within the hierarchy of a particular financial asset or liability depends on the inputs used in valuation as of the measurement date.

Valuations based on observable or market-based inputs for identical asset or liabilities (Level 1 measurement) are given the highest level of priority, whereas valuations based on unobservable or internally derived inputs (Level 3 measurement) are given the lowest level of priority. The three levels of the fair value hierarchy are defined as follows:

●	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;
●	Level 2: Inputs other than Level 1 inputs that are observable for the asset or liability, either directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or market-corroborated inputs; or
●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts for the Company’s cash equivalents approximate fair value because of the short-term nature of these instruments. The fair value of the Company’s long-term debt approximates its carrying amount, which is presented net of unamortized deferred financing costs.

Derivative Instruments

The Company is exposed to certain market risks relating to interest rates. The Company actively monitors and attempts to mitigate but does not eliminate these exposures using derivative instruments including interest rate swaps. The Company does not enter into derivative instruments for speculative or trading purposes. The Company recognizes its derivatives as either assets or liabilities and measure those instruments at estimated fair value. The Company presents its derivative positions gross on its Consolidated Balance Sheets. The Company records changes in the fair value of derivatives as a component of other expense, net on its Consolidated Statements of Operations.

Recent Accounting Pronouncements

Accounting Guidance Not Yet Adopted:

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (ASU 2020-04), which provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by the discontinuance of LIBOR or another referenced rate. ASU 2020-04 is effective for fiscal years beginning after December 31, 2022. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740) to simplify the accounting for income taxes. This guidance removes certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. The guidance also clarifies and simplifies other areas of ASC 740. This standard is effective for private companies for fiscal years beginning after December 15, 2021. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other-Internal-Use-Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The ASU requires a customer in a cloud computing arrangement (i.e., hosting arrangement) that is a service contract to follow the internal-use software guidance in ASC 350-40 to determine whether to capitalize certain implementation costs or expense them as incurred. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company is currently evaluating the impact of adopting this ASU, and does not expect a material impact on its consolidated financial statements and related disclosures.

In March 2019, the FASB issued ASU 2019-02, Improvements to Accounting for Costs of Films and License Agreements for Program Materials (Subtopic 926-20), in order to align the accounting for production costs of an episodic television series with the accounting for production costs of films by removing the content distinction for capitalization. ASU 2019-02 also requires that an entity reassess estimates of the use of a film in a film group and account for any changes prospectively. In addition, 2019-02 requires that an entity test films and license agreements for impairment at a film group level when the film or license agreements are predominantly monetized with other films and license agreements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2020. The Company is currently evaluating the impact of adopting this ASU, and does not expect a material impact on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The ASU requires lessees, among other things, to recognize lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous authoritative guidance. This update also introduces new disclosure requirements for leasing arrangements. For private companies, the guidance is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326). The ASU provides new guidance regarding measurement and recognition of credit impairment for certain financial assets. Such guidance will impact how the Company determines its allowance for estimated uncollectible receivables. For private companies, the guidance is effective for reporting periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of adopting this ASU on its consolidated financial statements and related disclosures.